ORGANIZATION	12 Months Ended
Dec. 31, 2015
ORGANIZATION [Abstract]
ORGANIZATION
1.	ORGANIZATION

500.com Limited (the “Company”) was incorporated under the laws of the Cayman Islands on April 20, 2007 under the name Fine Success Limited, which was changed to 500wan.com on May 9, 2011 and further changed to the current name on October 9, 2013.

As of December 31, 2015, the Company has five wholly owned subsidiaries in British Virgin Islands, Hong Kong, the United States of America (“USA”) and the People's Republic of China (“PRC”) and also consolidates four variable interest entities and nine subsidiaries of variable interest entities (collectively “VIEs”), details of which are as follows:

Entity	Date of establishment	Place of establishment	Percentage of ownership by the Company	Principal activities

Subsidiaries
Fine Brand Limited (“BVI”)	February 9, 2011	British Virgin Islands	100%	Investment Holding
500wan HK Limited (“500wan HK”)	March 8, 2011	Hong Kong	100%	Investment Holding
500.com USA Corporation (“500.com USA”)	July 21, 2014	USA	100%	Investment Holding
E-Sun Sky Computer (Shenzhen) Co., Ltd. (“E-Sun Sky Computer”)	June 18, 2007	PRC	100%	Software Service
Shenzhen Guangyi Network Technology Co., Ltd. (“Guangyi Network”)	August 5, 2015	PRC	100%	Online Lottery Service

VIEs
Shenzhen E-Sun Network Co., Ltd. (“E-Sun Network”)	December 7, 1999	PRC	-	Online Lottery Service
Shenzhen Youlanguang Science and Technology Co., Ltd. (“Youlanguang Technology”)	December 16, 2008	PRC	-	Online Lottery Service
Shenzhen Guangtiandi Science and Technology Co., Ltd. (“Guangtiandi Technology”)	December 16, 2008	PRC	-	Online Lottery Service
Shenzhen Tongfu Technology Co., Ltd. (“Tongfu Technology”)	August 28, 2015	PRC	-	Third party payment service
Shenzhen E-Sun Sky Network Technology Co., Ltd. (“E-Sun Sky Network”)*	May 22, 2006	PRC	-	Online Lottery Service
Shenzhen Wubai Zhifu Co.,Ltd (“500Fu”)**	April 23, 2014	PRC	-	Third party payment service
Lhasa Yicai Network Technology Co., Ltd. (“Lhasa Yicai”)**	October 17, 2014	PRC	-	Online Lottery Service
Shenzhen Yicai Network Technology Co., Ltd. (“Shenzhen Yicai”) **	July 21, 2015	PRC	-	Online Lottery Service
Shenzhen Fenggu Network Technology Co., Ltd. (“Shenzhen Fenggu”) ***	August 27, 2015	PRC	-	Online Lottery Service
Beijing Baifengrun Science and Technology Co., Ltd. (“Baifengrun Technology”)****	June 13, 2014	PRC	-	Development, operation of mobile phone games
Zhejiang Shangmeng Technology Co., Ltd. (“Sumpay.cn”)*****	August 19, 2009	PRC	-	Software Service
Shangmeng Business Services Co., Ltd. (“Shangmeng Services”)*****	June 13, 2007	PRC	-	Third party payment service
Hangzhou Laiqi Information Technology Co., Ltd. (“Hangzhou Laiqi”)*****	January 9, 2015	PRC	-	Software Service

*	A subsidiary of E-Sun Network
**	A subsidiary of E-Sun Sky Network
***	A subsidiary of Shenzhen Yicai
****	A subsidiary of Guangtiandi Technology
*****	A subsidiary of Tongfu Technology

The Company, its subsidiaries and VIEs are hereinafter collectively referred to as the “Group”.

The Group provides online lottery purchase services in the PRC. The Group's principal geographic market is in the PRC. The Company does not conduct any substantive operations on its own but instead conducts its business operations through E-Sun Sky Computer and the VIEs.

PRC laws and regulations prohibit or restrict foreign ownership of Internet businesses. To comply with these foreign ownership restrictions, the Company operates its websites and provides online lottery purchase services in the PRC through the VIEs. Prior to December 28, 2013, the Company entered into exclusive business cooperation agreements, power of attorney, equity interest pledge agreements, exclusive option agreements, financial support agreements and supplementary agreements to the exclusive option agreements (previously named as exclusive technical consulting and service agreements, power of attorney, equity pledge agreements, equity interest disposal agreements, financial support agreements, business operation agreements and intellectual properties license agreements prior to June 1, 2011) (the “Contractual Arrangements”), with the VIEs through E-Sun Sky Computer, which obligates E-Sun Sky Computer to absorb a majority of the expected losses from the activities of the VIEs' activities, and entitles E-Sun Sky Computer to receive a majority of residual returns from the VIEs. Through these aforementioned agreements, the Company maintains the ability to approve decisions made by the VIEs, and the ability to acquire the equity interests in the VIEs when permitted by the PRC laws via E-Sun Sky Computer.

As a result of the Contractual Arrangements and because the Company has been determined to 1) be the most closely associated with the VIEs as it has the power to direct the activities of the VIEs that most significantly impact their economic performance, and 2) has the obligation to absorb losses and/or the right to receive benefits of the VIEs that could potentially be significant to the VIEs, the Company consolidates the VIEs as required by Accounting Standards Codification (“ASC”) 810 (“ASC 810”), “Consolidation”.

On December 28, 2013, the Company agreed to provide unlimited financial support to the VIEs for their operations. In addition, pursuant to the power of attorney agreements entered into among the Company, E-Sun Sky Computer and the nominee shareholders of the VIEs, on December 28, 2013, the nominee shareholders of the VIEs assigned the rights to attend the VIEs' shareholders' meetings and to vote on all of the matters in the VIEs that require shareholders' approval, which was entrusted to E-Sun Sky Computer to the Company. As a result of the assignment of power of attorney from E-Sun Sky Computer to the Company and the provision of unlimited financial support from the Company to the VIEs, the Company has been determined to be most closely associated with the VIEs within the group of related parties and replaced E-Sun Sky Computer as the primary beneficiary of the VIEs on December 28, 2013.

The carrying amounts of the assets, liabilities, the results of operations and cash flows of the VIEs included in the Group's consolidated balance sheets, statements of comprehensive income (loss) and statements of cash flows are as follows:

	As of December 31, 2014	As of December 31, 2015	As of December 31, 2015
	RMB	RMB	US$

ASSETS
Current assets:
Cash and cash equivalents	330,690	141,655	21,868
Restricted cash	12,667	10,597	1,636
Short-term investments	70,182	45,540	7,030
Accounts receivable	48,550	102	16
Amounts due from intergroup companies	10,484	147,616	22,788
Prepayments and other current assets	149,256	23,676	3,654
Deferred tax assets, current portion	39,068	-	-

Total current assets	660,897	369,186	56,992

Non-current assets:
Property and equipment, net	35,283	40,018	6,178
Intangible assets, net	1,535	198,779	30,686
Deposits	9,903	828	128
Long-term investments	5,114	30,315	4,680
Deferred tax assets, non-current	343	-	-
Other non-current assets	1,794	1,621	250
Goodwill	-	64,899	10,019

Total non-current assets	53,972	336,460	51,941

TOTAL ASSETS	714,869	705,646	108,933

LIABILITIES
Current liabilities:
Account payable	-	106	16
Amounts due to intergroup companies	140,856	132,938	20,522
Accrued payroll and welfare payable	24,828	14,896	2,300
Accrued expenses and other current liabilities	100,367	127,897	19,744
Income tax payable	4,680	1,061	164

Total current liabilities	270,731	276,898	42,746

Non-current liabilities:
Deferred tax liability, non-current	-	13,411	2,070
Long-term payables	42,540	45,380	7,006

Total non-current liabilities	42,540	58,791	9,076

TOTAL LIABILITIES	313,271	335,689	51,822

	For the years ended December 31,
	2013	2014	2015	2015
	RMB	RMB	RMB	US$

Net revenues	182,255	447,898	87,065	13,441
Net income (loss)	19,759	185,205	(130,330)	(20,119)

	For the years ended December 31,
	2013	2014	2015	2015
	RMB	RMB	RMB	US$
Net cash generated from (used in) operating activities	(157,646)	422,702	(83,113)	(12,831)
Net cash generated from (used in) investing activities	156,033	(107,041)	(105,922)	(16,351)
Net cash generated from (used in) financing activities	13,052	(12,802)	-	-

There was no pledge or collateralization of the VIEs' assets. Creditors of the VIEs have no recourse to the general credit of the Company, which is the primary beneficiary of the VIEs. In addition, the Company has not provided any financial support to its VIEs as of December 31, 2015.